Accumulated Other Comprehensive Income	12 Months Ended
Sep. 30, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Activity in accumulated other comprehensive income (loss) attributable to common stockholders is shown below:

	2012	2013	2014

Foreign currency translation, beginning	$671	466	504
Purchase of noncontrolling interest	—	—	8
Other comprehensive income (loss)	(205)	38	(341)
Foreign currency translation, ending	466	504	171

Pension and postretirement, beginning	(1,164)	(1,213)	(692)
Actuarial gains (losses) deferred during the period,
net of taxes of: 2012, $81; 2013, $(233); 2014, $87	(160)	375	(152)
Amortization of deferred losses into earnings,
net of taxes of: 2012, $(62); 2013, $(85); 2014, $(52)	111	146	98
Pension and postretirement, ending	(1,213)	(692)	(746)

Cash flow hedges, beginning	(69)	16	(1)
Gains (losses) deferred during the period,
net of taxes of: 2012, $(37); 2013, $7; 2014, $0	64	(11)	(1)
Reclassification of (gains) losses to sales and cost of
sales, net of taxes of: 2012, $(13); 2013, $3; 2014, $0	21	(6)	2
Cash flow hedges, ending	16	(1)	—

Accumulated other comprehensive income (loss)	$(731)	(189)	(575)